Income Taxes	12 Months Ended
Jun. 30, 2022
Disclosure Of Income Tax [Abstract]
Income Taxes	INCOME TAXES
Income tax expense for the years ended June 30, 2022 and 2021 differ from that calculated by applying statutory rates for the following reasons:

	Year ended June 30,
	2022	2021
(Loss) income before income taxes	$(28,173)	$4,357
Combined Federal and Provincial income tax rate	27.00%	27.00%
Expected tax recovery (expense) at statutory rate	7,607	(1,176)
Permanent differences	(2,082)	(675)
Foreign income tax effected at lower rates	(607)	178
Changes in statutory tax rates	(131)	190
Losses and temporary differences for which no deferred tax asset has been recognized	(8)	1
Impact on deferred income tax assets due to changes in foreign exchange rates	(91)	82
Amounts (under) over provided for in prior years	(624)	775
Accrual for uncertain tax positions	(376)	—
Income tax recovery (expense)	$3,688	$(625)

Comprised of:
Current income tax expense	$(4,217)	$(4,663)
Deferred income tax recovery	7,905	4,038
Income tax recovery (expense)	$3,688	$(625)
The Company’s current tax expense is comprised of a current income tax recovery of $30,000 (2021 – current income tax expense of $3,001,000) in Canada, the 2021 liability was fully offset by Canadian Investment Tax Credits ("ITCs"); a current income tax expense of $3,893,000 (2021 – $1,595,000) in the U.S.; and a current income tax expense of $354,000 (2021 – $68,000) relating to its other foreign operations.
The ITCs are credited against research and development expenses, as the credit is generated by certain eligible scientific research and development expenditures (“SRED”). The ITC recovery recorded was in respect of expenditures in the year ended June 30, 2022.
14.    INCOME TAXES (Continued)
The tax effect of the significant temporary differences and losses carryforwards that comprise deferred income tax assets and liabilities at June 30, 2022 and 2021 are as follows:

	Year ended June 30,
	2022	Recognized through P&L	Recognized through OCI	Recognized through Equity	Recognized through Goodwill	2021
Deferred income tax assets:
Deferred revenue	$22,604	$3,766	$—	$—	$(402)	$19,240
Accruals and reserves	376	315	—	—	61	—
ITCs	8,841	3,165	—	—	—	5,676
Lease liability	2,900	(838)	—	—	599	3,139
Operating loss carryforwards	3,272	(2,401)	—	—	4,715	958
Property and equipment	1,020	774	—	—	—	246
Share-based payment	4,379	1,574	—	(2,743)	—	5,548
Share issuance costs	863	129	—	(362)	—	1,096
Debt discount	233	233	—	—	—	—
Other	—	(343)	—	—	343	—
	44,488	6,374	—	(3,105)	5,316	35,903
Deferred income tax liabilities:
ROU Asset	(2,426)	815	—	—	(599)	(2,642)
Property and equipment	(590)	(324)	—	—	(266)	—
Goodwill	(297)	—	—	—	—	(297)
Intangible assets	(29,013)	4,251	—	—	(33,264)	—
ITCs	(2,387)	(832)	—	—	—	(1,555)
Unrealized gain or loss on cash flow hedge	(21)	(75)	124	—	—	(70)
Other	(363)	861	—	—	(1,224)	—
	(35,097)	4,696	124	—	(35,353)	(4,564)
	$9,391	$11,070	$124	$(3,105)	$(30,037)	$31,339
14.    INCOME TAXES (Continued)
Deferred income tax assets and deferred income tax liabilities relate to the Company’s operations in the following countries:

	Year ended June 30,
	2022	2021
Deferred income tax assets:
Canada	$35,887	$28,136
United States	8,019	6,809
United Kingdom	582	958
	44,488	35,903
Deferred income tax liabilities:
Canada	(3,786)	(3,273)
United States	(31,311)	(1,291)
	(35,097)	(4,564)
	$9,391	$31,339
The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and during the loss carryforward periods. Management considers the scheduled reversal of deferred tax assets and liabilities, projected future taxable income, and tax planning strategies in making this assessment. The amount of the deferred tax asset considered realizable could change materially in the near term based on future taxable income during the carryforward period. The Company has recognized the deferred tax benefits of the following estimated loss carryforwards (with the exception of the non-capital loss carry over):

Loss Type	Loss Amount	Jurisdiction	Carryforward period
Operating	$2,751	U.K.	Indefinite
Operating	5,759	Canada	20 years
Capital	2,003	Canada	Indefinite
Operating	4,610	U.S. Federal	Indefinite
Operating	2,456	U.S. States	20 years (majority)
The Company’s operations are conducted in a number of countries with complex tax legislation and regulations pertaining to the Company’s activities. Any reassessment of the Company’s tax filings by the tax authorities may result in material adjustments to net income or loss, tax assets and operating loss carryforward.